Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement
Schedule of share-based compensation expenses recognized

	For the year ended
	December31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
-Cost of revenue	2,294	6,904	935
-Research and development expenses	29,206	26,635	5,185
-Selling and marketing expenses	25,916	21,049	2,854
-General and administrative expenses	18,948	35,064	16,435
Total	76,364	89,652	25,409

Value of employee’s services (Note 7)	62,315	74,980	22,618
Value of non-employee’s services	14,049	14,672	2,791
Total	76,364	89,652	25,409

Schedule of movements in the number of share options

	Number of share options
	For the year ended
	December 31,
	2019	2020	2021
At the beginning of the year	24,541,500	24,470,325	19,459,994
Granted	2,431,000	—	—
Exercised	—	—	(5,181,306)
Forfeited	(2,502,175)	(5,010,331)	(1,552,693)
At the end of the year	24,470,325	19,459,994	12,725,995

Schedule of share options outstanding

				Number of share options
				At December 31,
Grant Year	Expiry Year	Exercise price	Fair value of options	2020	2021
2017	2027	RMB1.33	RMB0.62	2,457,563	1,109,682
2017	2027	RMB2.00	RMB0.52	9,917,653	5,785,221
2018	2028	RMB52.00	RMB26.00	5,681,108	4,704,219
2019	2029	RMB52.00	RMB23.42	1,403,670	1,126,873
				19,459,994	12,725,995

Schedule of key assumptions of the share option
	November 7,	November 8,	June 1,
Date of grant	2017	2018	2019
Discount rate	24.0%	17.0%	17.0%
Risk‑free interest rate	4.0%	4.0%	3.0%
Volatility	52.0%	51.0%	46.0%
Dividend yield	0.0%	0.0%	0.0%

Schedule of movements in the number of restricted share units

	Number of restricted share units
	For the year ended December 31,
	2020	2021

At the beginning of the year	2,306,000	1,751,702
Granted	470,000	17,033,120
Vested	(424,256)	(524,358)
Forfeited	(600,042)	(1,707,635)
At the end of the year	1,751,702	16,552,829

Schedule of key assumptions of the restricted share units

	Date of grant
	September 2019	January 2020	April 2020	July 2020
Discount rate	15.0%	Not applicable	Not applicable	Not applicable
Risk-free interest rate	3.0%	3.0%	2.0%	3.0%
Volatility	44.0%	43.0%	46.0%	49.0%
Dividend yield	0.0%	0.0%	0.0%	0.0%

	Date of grant
	June 2021	June 2021	June 2021	July 2021
Discount rate	Not applicable	Not applicable	Not applicable	Not applicable
Risk-free interest rate	3.0%	3.0%	3.0%	3.0%
Volatility	46.0%	45.0%	44.0%	43.0%
Dividend yield	0.0%	0.0%	0.0%	0.0%

	Date of grant
	September 2021	October 2021	October 2021	October 2021
		PartA	PartB
Discount rate	Not applicable	Not applicable	Not applicable	Not applicable
Risk-free interest rate	3.0%	3.0%	3.0%	3.0%
Volatility	43.0%	43.0%	46.0%	43.0%
Dividend yield	0.0%	0.0%	0.0%	0.0%

Restricted Share Units Scheme
Disclosure of terms and conditions of share-based payment arrangement
Schedule of share options outstanding

			Number of restricted share units
			As at December 31
			2020	2021
		Fair value of restricted share units
Grant Year	Expiry Year	RMB
September 2019	September 2029	35.22	1,354,702	545,383
January 2020	January 2030	16.18	164,000	18,000
April 2020	April 2030	16.98	165,000	82,500
July 2020	July 2030	38.67	68,000	17,250
June 2021	June 2031	13.69	—	503,076
June 2021	June 2031	14.31	—	226,000
June 2021	June 2031	14.93	—	1,279,800
July 2021	July 2031	15.16	—	252,000
September 2021	September 2031	5.53	—	7,346,000
October 2021	October 2031	5.25	—	448,000
October 2021	October 2031	3.91	—	2,820
October 2021	October 2031	4.68	—	5,832,000
			1,751,702	16,552,829